Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Share Option Activities

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	12,483,000	0.15	8.27	2,018

Options granted	12,184,000	0.25	—	—
Options granted contingent upon IPO	499,117	0.40	—	—
Options forfeited or cancelled	(120,500)	0.22	—	—

Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775

Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Options exercised	(16,217,250)	0.14	—	—
Options forfeited or cancelled	(881,590)	0.53	—	—

Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194

Options granted	3,535,450	1.35	—	—
Options exercised	(1,943,515)	0.28	—	—
Options forfeited or cancelled	(1,464,126)	0.90	—	—

Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077

Vested and exercisable as of December 31, 2010	15,169,521	0.10	8.10	21,996
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	8,595,000	0.19	8.39	985

Options granted	1,780,000	0.40	—	—

Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716

Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—

Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283

Options granted	450,000	1.35	—	—

Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577

Vested and exercisable as of December 31, 2010	10,375,000	0.23	6.12	13,716
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348

Assumptions Used in Binomial Option-pricing Model

Granted to Employees	2010		2011		2012
Average risk-free interest rate		3.92%		3.65%		2.4%
Exercise Multiple		2.00		2.62		2.39
Expected Forfeiture Rate (Post-vesting)		0.59%		0.75%		3.42%
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		75%		72%		51%
Dividend yield		0%		0%		0%
Share price	US$	1.236	US$	1.622	US$	1.600

Granted to Non-Employees	2010		2011		2012
Average risk-free interest rate		3.41%		2.70%		2.43%
Exercise Multiple		2.17		N/A		N/A
Expected Forfeiture Rate (Post-vesting)		—		—		—
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		65%		67%		53%
Dividend yield		0%		0%		0%
Share price	US$	0.648	US$	1.001	US$	1.619

Restricted Share Activities

	Number of shares	Fair value per share at grant date
		US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Vested	—	—

Unvested as of December 31 , 2011	1,075,000	1.6800

Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971

Unvested as of December 31 , 2012	45,033,526	1.2653